Borrowings (Tables)	6 Months Ended
Jun. 30, 2014
BORROWINGS [Abstract]
Loans' outstanding amounts
Facility	June 30, 2014	December 31, 2013
Secured credit facilities	$ 249,218	$ 217,565
2019 Notes	350,000	350,000
2022 Notes	650,000	650,000
2019 Logistics Senior Notes	—	290,000
2022 Logistics Senior Notes	375,000	—
Navios Logistics other long-term loans	494	528
Total borrowings	1,624,712	1,508,093
Plus: unamortized premium	—	3,156
Less: current portion	(22,261)	(19,261)
Total long-term borrowings	$ 1,602,451	$ 1,491,988

Principal payments
Payment due by period
June 30, 2015	$ 22,261
June 30, 2016	22,636
June 30, 2017	22,761
June 30, 2018	22,761
June 30, 2019	415,255
June 30, 2020 and thereafter	1,119,038
Total	$ 1,624,712